Investment Portfolio - January 31, 2022

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 95.6%

Communication Services - 11.3%
Diversified Telecommunication Services - 1.0%
Radius Global Infrastructure, Inc. -
Class A*	50,978	$701,457
Entertainment - 2.1%
Activision Blizzard, Inc.	6,878	543,431
Electronic Arts, Inc.	5,017	665,555
The Walt Disney Co.*	2,565	366,718
		1,575,704
Interactive Media & Services - 7.3%
Alphabet, Inc. - Class A*	863	2,335,338
Alphabet, Inc. - Class C*	72	195,406
Meta Platforms, Inc. - Class A*	9,124	2,858,184
		5,388,928
Media - 0.9%
Charter Communications, Inc. - Class A*	1,146	679,968
Total Communication Services		8,346,057
Consumer Discretionary - 7.6%
Hotels, Restaurants & Leisure - 1.2%
Expedia Group, Inc.*	4,644	851,199
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc.*	945	2,826,939
Multiline Retail - 2.6%
Dollar General Corp.	5,679	1,183,958
Dollar Tree, Inc.*	5,588	733,257
		1,917,215
Total Consumer Discretionary		5,595,353
Consumer Staples - 6.7%
Beverages - 3.8%
The Coca-Cola Co.	25,015	1,526,165
Constellation Brands, Inc. - Class A	5,317	1,264,117
		2,790,282
Food Products - 2.9%
Mondelez International, Inc. - Class A	31,680	2,123,510
Total Consumer Staples		4,913,792
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ConocoPhillips	3,942	349,340
Exxon Mobil Corp.	4,672	354,885
Total Energy		704,225
Financials - 10.8%
Banks - 1.2%
East West Bancorp, Inc.	10,436	901,044
Capital Markets - 7.5%
BlackRock, Inc.	1,388	1,142,241
Cboe Global Markets, Inc.	6,667	790,239
Intercontinental Exchange, Inc.	12,180	1,542,719
Moody's Corp.	3,458	1,186,094

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
S&P Global, Inc.	2,044	$848,710
		5,510,003
Consumer Finance - 1.1%
American Express Co.	4,679	841,378
Insurance - 1.0%
W. R. Berkley Corp.	8,224	694,928
Total Financials		7,947,353
Health Care - 19.4%
Biotechnology - 5.1%
BioMarin Pharmaceutical, Inc.*	12,958	1,148,468
Seagen, Inc.*	9,637	1,296,273
Vertex Pharmaceuticals, Inc.*	5,283	1,284,033
		3,728,774
Health Care Equipment & Supplies - 5.9%
Align Technology, Inc.*	3,454	1,709,592
Boston Scientific Corp.*	12,499	536,207
Heska Corp.*	5,092	700,557
IDEXX Laboratories, Inc.*	2,147	1,089,173
Intuitive Surgical, Inc.*	1,254	356,362
		4,391,891
Health Care Providers & Services - 4.0%
Amedisys, Inc.*	2,472	333,967
Humana, Inc.	2,972	1,166,510
LHC Group, Inc.*	2,666	330,851
UnitedHealth Group, Inc.	2,363	1,116,683
		2,948,011
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	1,481	860,905
Pharmaceuticals - 3.2%
Johnson & Johnson	11,622	2,002,354
Zoetis, Inc.	1,850	369,612
		2,371,966
Total Health Care		14,301,547
Industrials - 4.5%
Air Freight & Logistics - 1.6%
FedEx Corp.	2,361	580,476
United Parcel Service, Inc. - Class B	2,863	578,927
		1,159,403
Commercial Services & Supplies - 0.7%
Copart, Inc.*	3,997	516,612
Professional Services - 0.9%
Insperity, Inc.	6,631	713,032
Road & Rail - 1.3%
Norfolk Southern Corp.	3,570	971,004
Total Industrials		3,360,051

Investment Portfolio - January 31, 2022

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology - 24.8%
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	1,941	$366,946
IT Services - 8.3%
Mastercard, Inc. - Class A	5,823	2,249,891
PayPal Holdings, Inc.*	10,535	1,811,388
Snowflake, Inc. - Class A*	1,156	318,940
Visa, Inc. - Class A	7,576	1,713,464
		6,093,683
Semiconductors & Semiconductor Equipment - 2.1%
NVIDIA Corp.	3,261	798,489
Universal Display Corp.	5,075	779,063
		1,577,552
Software - 13.9%
Adobe, Inc.*	620	331,266
Anaplan, Inc.*	22,332	1,078,189
Cadence Design Systems, Inc.*	5,559	845,746
DoubleVerify Holdings, Inc.*	14,728	407,376
Microsoft Corp.	12,111	3,766,279
Palo Alto Networks, Inc.*	1,594	824,736
salesforce.com, Inc.*	4,559	1,060,560
ServiceNow, Inc.*	3,363	1,969,978
		10,284,130
Total Information Technology		18,322,311

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 5.7%
Chemicals - 2.6%
FMC Corp.	17,463	$1,927,391
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	940	365,773
Vulcan Materials Co.	3,764	716,327
		1,082,100
Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	63,245	1,195,963
Total Materials		4,205,454
Real Estate - 3.9%
Equity Real Estate Investment Trusts (REITS) - 3.9%
American Tower Corp.	3,910	983,365
Equinix, Inc.	698	505,980
SBA Communications Corp.	4,303	1,400,368
Total Real Estate		2,889,713

TOTAL COMMON STOCKS
(Identified Cost $50,617,866)		70,585,856

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management,
Institutional Shares, 0.03%[1]
(Identified Cost $1,736,523)	1,736,523	1,736,523

TOTAL INVESTMENTS - 98.0%
(Identified Cost $52,354,389)		72,322,379
OTHER ASSETS, LESS LIABILITIES - 2.0%		1,471,773
NET ASSETS - 100%		$73,794,152

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

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Investment Portfolio - January 31, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,346,057	$8,346,057	$—	$—
Consumer Discretionary	5,595,353	5,595,353	—	—
Consumer Staples	4,913,792	4,913,792	—	—
Energy	704,225	704,225	—	—
Financials	7,947,353	7,947,353	—	—
Health Care	14,301,547	14,301,547	—	—
Industrials	3,360,051	3,360,051	—	—
Information Technology	18,322,311	18,322,311	—	—
Materials	4,205,454	4,205,454	—	—
Real Estate	2,889,713	2,889,713	—	—
Short-Term Investment	1,736,523	1,736,523	—	—
Total assets	$72,322,379	$72,322,379	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2021 or January 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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